Note 2: Significant Accounting Policies: B. Reclassification (Policies)	12 Months Ended
Dec. 31, 2015
Policies
B. Reclassification

B.  reclassification

Certain amounts in the historical financial statements have been reclassified to conform to the current 2015 presentation. These reclassifications have no effect on net loss, total assets, or shareholders’ equity as previously reported.